Financial risk management, objective and policies (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Schedule of credit risk exposure by type

The carrying amount of the financial assets represents the maximum credit exposure. The maximum exposure to credit risk at the reporting date was:

	March 31,
	2020	2021
Trade and other receivables	2,368,395	870,452
Other financial assets	1,063,024	692,030
Total	3,431,419	1,562,482

Schedule of trade and other receivables, by maturity

The age of Trade and other receivables at the reporting date was:

	March 31,
	2020	2021
0 - 30 days	1,161,123	538,959
31 - 90 days	762,668	210,569
91 - 180 days	177,120	46,222
More than 180 days	267,484	74,702
Total	2,368,395	870,452

Schedule of financial liabilities by type

The following tables set forth Company’s financial liabilities based on expected and undiscounted amounts as at March 31, 2020 and 2021.

As at March 31, 2020

	Carrying Amount	Contractual Cash Flows *	Within 1 year	1 -5 Years	More than 5 years
Vehicle loan	14,413	15,932	8,051	7,881	-
Lease liabilities	539,628	896,745	118,750	544,361	233,634
Trade and other payables	2,887,144	2,887,144	2,859,370	27,774	-
Bank overdraft	719,141	719,141	719,141	-	-
Factoring	251,903	251,903	251,903	-	-
Other Current liabilities	1,028,366	1,028,366	1,028,366	-	-
Total	5,440,595	5,799,231	4,985,581	580,016	233,634

As at March 31, 2021

	Carrying Amount	Contractual Cash Flows *	Within 1 year	1 -5 Years	More than 5 years
Vehicle loan	6,931	7,579	4,283	3,296	-
Lease liabilities	502,968	783,070	141,788	403,298	237,984
Trade and other payables	2,250,363	2,250,363	2,215,425	34,938	-
Factoring	124,124	124,124	124,124	-	-
Other Current liabilities	452,738	536,048	182,893	353,155	-
Total	3,337,124	3,701,184	2,668,513	794,687	237,984

*	Represents Undiscounted cash flows of interest and principal

Summary of foreign currency sensitivity

	March 31,
	2020	2021
5% strengthening/weakening of USD against INR	7,601	5,213

5% strengthening/weakening of Euro against INR	1,137	101

5% strengthening/weakening of GBP against INR	1,113	436

5% strengthening/weakening of SGD against INR	402	269